SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (10K) (Tables)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Estimated useful lives for property and equipment
Depreciation is provided over the estimated useful lives of the related assets using the straight-line method.  Estimated useful lives for property, equipment, and leasehold improvements categories are as follows:

Laboratory and manufacturing equipment	7 years
Computers, office equipment, and furniture	5 years
Computer software	3 years
Leasehold improvements	Lease term